Equity Instruments at Fair Value Through Other Comprehensive Income - Summary of Equity Instruments at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income [Line Items]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income		¥ 1,458	¥ 852
Equity securities listed in the mainland China [member]
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income [Line Items]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	[1]	1,228	638
Equity Securities Unlisted [member]
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income [Line Items]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	[2]	¥ 230	¥ 214

[1]	The above listed equity instruments represent ordinary shares of entities listed in the mainland China. These investments are not held for trading, instead, they are held for long-term strategic purposes. The directors of the Company have elected to designate these investments in equity instruments as of FVTOCI as they believe that recognizing short-term fluctuations in these investments’ fair value in profit or loss would not be consistent with the Group’s strategy of holding these investments for long-term purposes and realizing their performance potential in the long run.
[2]	The above unlisted equity securities represent the Group’s equity interests in various private entities established in the PRC. The directors of the Company have elected to designate these investments in equity instruments as of FVTOCI as they believe that the Group will hold these investments for long-term strategic purposes.